Supplemental Financial Information - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021
Property Plant And Equipment [Line Items]
Depreciation	$ 3,698	$ 3,309	$ 2,330
Inventory net realizable value Write Downs	6,748	0	0
Impairment charges	0	0	$ 0
Accumulated depreciation	10,577	6,866
Right-of-use asset	9,079	$ 0		$ 4,600
Operating lease, payments	1,712
Kodiak Spaceport [Member]
Property Plant And Equipment [Line Items]
Construction costs	2,100
Financing obligation	800
Derecognized assets	2,100
Accumulated depreciation	400
Right-of-use asset	900
Operating lease, payments	$ 0